State Street US Sector Rotation ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	69 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	15.18%
State Street US Sector Rotation ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.34%	11.33%	12.35%
Performance Inception Date	Apr. 03, 2019
State Street US Sector Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	10.72%	11.73%
State Street US Sector Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.39%	8.78%	9.68%